Non-current Assets - Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

(All in US$)	June 30, 2023	December 31, 2022

Goodwill	11,975,024	11,975,024
Technology	106,985	198,686
Balance	12,082,009	12,173,710

(All in US$)	Goodwill	Technology	Total
Balance at the beginning of the half-year	11,975,024	198,686	12,173,710
Amortisation	-	(91,701)	(91,701)

Balance at the end of the half-year	11,975,024	106,985	12,082,009

	Consolidated
The carrying amount of goodwill allocated to the cash generating unit	30 June 2023 US$	31 December 2022 US$
NOVONIX Anode Materials	11,975,024	11,975,024
Total carrying amount of goodwill	11,975,024	11,975,024